CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 5,384	$ 5,163
Restricted cash	927	978
Trade receivables, net	580	1,054
Financing receivables, net	19,001	21,472
Inventories, net	5,690	7,008
Property, plant and equipment, net	6,481	6,865
Investments in unconsolidated subsidiaries and affiliates	527	605
Equipment under operating leases	1,835	1,518
Goodwill	2,447	2,484
Other intangible assets, net	810	850
Deferred tax assets	1,250	1,747
Derivative assets	211	205
Other assets	1,603	1,964
TOTAL ASSETS	46,746	51,913
Debt	26,388	29,594
Trade payables	5,342	5,982
Deferred tax liabilities	334	452
Pension, postretirement and other postemployment benefits	2,282	2,614
Derivative liabilities	69	235
Other liabilities	7,470	8,059
Total Liabilities	41,885	46,936
Redeemable noncontrolling interest	18	16
Common shares, € 0.01, par value; outstanding 1,362,048,989 common shares and 413,249,206 special voting shares in 2015; and outstanding 1,355,319,640 common shares and 415,399,503 special voting shares in 2014	25	25
Additional paid in capital	4,399	4,342
Retained earnings	2,241	2,291
Accumulated other comprehensive loss	(1,863)	(1,736)
Noncontrolling interests	41	39
Equity	4,843	4,961
TOTAL EQUITY AND LIABILITIES	46,746	51,913
Variable Interest Entities [Member]
Restricted cash	849	971
Financing receivables, net	11,361	11,563
Equipment under operating leases		83
TOTAL ASSETS	12,210	12,617
Debt	11,592	11,962
Total Liabilities	$ 11,592	$ 11,962